UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Re Financial Products Corporation
Address:  Park Avenue Plaza
          55 East 52 Street
          New York, N.Y. 10055

13F File Number: 028-11927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael McGuire
Title:   Compliance Officer
Phone:   212-407-7352
Signature, Place, Date of Signing:

   Michael McGuire                New York, N.Y.    February 5, 2009


Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $284,785
					(in thousands)

List of Other Included Managers:

None


SWISS RE FINANCIAL PRODUCTS CORPORATION
FORM 13F
QUARTER ENDED December 31, 2009

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                                                        FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES OR   SH/ PUT/ INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS  CUSIP      (x$1000) PRN AMT     PRN CALL DSCRETN    MANAGERS   SOLE   SHARED  NONE
AMGEN INC                        COM             031162100     12,322     217814  SH      Defined         0      217814    0       0
C&D TECHNOLOGIES INC             NOTE 5.500%11/1 124661AC3      3,356    5400000 PRN      Defined         0           0    0   NONE
DRYSHIPS INC                     NOTE 5.000%12/0 262498AB4      5,105    5000000 PRN      Defined         0           0    0   NONE
ENERGY CONVERSION DEVICES INC    COM               292659109      680      64300  SH      Defined         0       64300    0       0
EVERGREEN SOLAR INC              NOTE 4.000% 7/1 30033RAC2     20,600   40000000 PRN      Defined         0           0    0   NONE
FOREST OIL CORP                  COM               346091705      369      17800  SH      Defined         0       17800    0       0
GILEAD SCIENCES INC              COM             375558103     37,485     866296  SH      Defined         0      866296    0       0
GREAT ATLANTIC & PAC TEA INC     COM               390064103     2339     198413  SH      Defined         0      198413    0       0
ISHARES TR                       MSCI EAFE IDX     464287465   44,224     800000  SH      Defined         0      800000    0       0
JETBLUE AIRWAYS CORP             COM               477143101   19,364    3553043  SH      Defined         0     3553043    0       0
KRAFT FOODS INC                  COM             50075N104     14,395     529600  SH      Defined         0      529600    0       0
LDK SOLAR CO LTD                 SPONSORED ADR   50183L107       4014     572558  SH      Defined         0      572558    0       0
LUCENT TECHNOLOGIES INC          DBCV 2.750%     549463AG2        495     500000 PRN      Defined         0           0    0   NONE
MASTERCARD INC                   CL A            57636Q104      4,595      17950  SH      Defined         0       17950    0       0
MICROCHIP TECHNOLOGY INC         SDCV 2.125%12/1 595017AB0     33,416   33000000 PRN      Defined         0           0    0   NONE
NABORS INDUSTRIES LTD            COM             G6359F103      6,567     300000  SH      Defined         0      300000    0       0
OMNICOM GROUP                    COM             681919106        931      23800  SH  PUT Defined         0           0    0   NONE
SIRIUS XM RADIO INC              COM             82967N108      1,600    2666667  SH      Defined         0     2666667    0       0
SYMANTEC CORP                    COM               871503108   11,831     661300  SH      Defined         0      661300    0       0
UNION PAC CORP                   COM               907818108    4,460      69797  SH      Defined         0       69797    0       0
VERISIGN INC                     SDCV 3.250%     92343EAD4      4,421    5000000 PRN      Defined         0           0    0   NONE
VORNADO RLTY L P                 DEB 3.875%      929043AC1     52,216   47867000 PRN      Defined         0           0    0   NONE